Issued capital	12 Months Ended
Dec. 31, 2017
Issued capital abstract
Issued capital

31.   Issued capital

a)Changes

At December 31, 2014 the Bank’s share capital consisted of 12,584,414,659 shares with a total par value of €6,292 million.

On January 8, 2015 the Group announced that its Board of Directors had resolved to increase capital through an accelerated bookbuilt (Accelerated Bookbuilt Offering) offering with disapplication of pre-emption rights. The capital increase amounted to €7,500 million, of which €607 million related to the par value of the 1,213,592,234 new shares issued and €6,893 million to the share premium.

On January 29, April 29 and November 4, 2015, the bonus issues through which the Santander Dividendo Elección scrip dividend scheme is instrumented took place, whereby 262,578,993, 256,046,919 and 117,859,774 shares (1.90%, 1.82% and 0.82% of the share capital) were issued for an amount of €131 million, €128 million and €59 million, respectively.

At December 31, 2015 the Bank’s share capital consisted of 14,434,492,579 shares with a total par value of €7,217 million.

On November 4, 2016, a capital increase of €74 million was made, through which the Santander Dividendo Elección scrip dividend scheme took place, whereby 147,848,122 shares were issued (1.02% of the share capital).

At December 31, 2016 the Bank’s share capital consisted of 14,582,340,701 shares with a total par value of €7,291 million.

As a result of the acquisition of Banco Popular described in Note 3, and in order to strengthen and optimize the Bank's equity structure to provide adequate coverage of the acquisition, the Group, on July 3, 2017, reported on the agreement of the executive committee of Banco Santander to increase the capital of the Bank by €729 million by issuing and putting into circulation 1,458,232,745 new ordinary shares of the same class and series as the shares currently in circulation and with preferential subscription rights for the shareholders.

The issue of new shares was carried out at a nominal value of fifty euro cents (€0.50) plus a premium of €4.35 per share, so the total issue rate of the new shares was €4.85 per share and the total effective amount of the capital increase (including nominal and premium) of €7,072 million.

Each outstanding share had been granted a preferential subscription right during the preferential subscription period that took place from July 6 to 20, 2017, where 10 preferential subscription rights were required to subscribe 1 new share.

On November 1, 2017, a capital increase of €48 million was made, through which the Santander Dividendo Elección scrip dividend scheme took place, whereby 95,580,136 shares were issued (0.6% of the share capital).

Therefore, the Bank’s new capital consists of €8,068 million, represented by 16,136,153,582 shares of €0.50 of nominal value each one and all of them from a unique class and series.

The Bank’s shares are listed on the Spanish Stock Market Interconnection System and on the New York, London, Milan, Lisbon, Buenos Aires, Mexico, São Paulo and Warsaw Stock Exchanges, and all of them have the same features and rights. Santander shares are listed on the London Stock Exchange under Crest Depository Interest (CDI’s), each CDI representing one Bank’s share. They are also listed on the New York Stock Exchange under American Depositary Receipts (BDRs), each BDR representing one share. At December 31, 2017, the only shareholders listed in the Bank’s shareholders register with ownership interests of more than 3%[1] were State Street Bank & Trust Company (13.32%), The Bank of New York Mellon Corporation (8.83%), Chase Nominees Ltd. (7.41%), EC Nominees Limited (3.43%) and Clearstream Banking S.A. (3.10%) and BNP Paribas (3.03%).

However, the Bank considers that these ownership interests are held in custody on behalf of third parties and that none of them, as far as the Bank is aware, has an ownership interest of more than 3% of the Bank’s share capital [2] or voting power.

(1)The threshold stipulated in Royal Decree 1362/2007 of October 19, which implemented the Spanish Securities Market Act 24/1988 of July 28 defining the concept of significant holding.

(2)The website of the Comisión Nacional del Mercado de Valores (www.cnmv.es) contains a notice of significant holding published by Blackrock, Inc. on August 9, 2017, in which it notifies an indirect holding in the voting rights attributable to Bank shares of 5.940%, plus a further stake of 0.158% held through financial instruments. However, according to the Bank's shareholder register, Blackrock, Inc did not hold more than 3% of the voting rights on that date, or on December 31, 2017.

As of December 31, 2017, the shareholders of the Bank did not have owners of shares resident in tax havens with a participation of more than 1% of the share capital.

b)Other considerations

The Annual General Meeting of March 27, 2015 authorized the board to issue fixed-income securities, convertible into or exchangeable for shares of the Bank, for up to a total amount of the issue or issues of €10,000 million or the equivalent amount in another currency. The Bank’s directors are authorized to execute this resolution until March 27, 2020.

The shareholders at the Annual General Meeting of March 18, 2016 also resolved to increase the Bank’s capital by a par value of €500 million and granted the board the broadest powers to set the date and establish the terms and conditions of this capital increase within one year from the date of the aforementioned Annual General Meeting. If the board does not exercise the powers delegated to it within the period established by the Annual General Meeting, these powers will be rendered null and void.

In addition, the ordinary general meeting of shareholders of April 7, 2017 also agreed to delegate to the board of directors the broadest powers so that, within one year from the date of the meeting, it can indicate the date and set the conditions for a capital increase with the issuance of new shares, for an amount of €500 million. The capital increase will have no value or effect if, within the period of one year, the board of directors does not exercise the powers delegated to it.

Likewise, the additional capital authorized by the ordinary general meeting of shareholders on April 7, 2017 is not more than 3,645,585,175 euros. The term available to the Bank's administrators to execute and carry out capital increases up to that limit ends on April 7, 2020. The agreement grants the board the power to totally or partially exclude the pre-emptive subscription right under the terms of article 506 of the Capital Companies Law, although this power is limited to 1,458,234,070 euros.

At December 31, 2017 the shares of the following companies were listed on official stock markets: Banco Santander Río, S.A.; Grupo Financiero Santander México, S.A.B. de C.V.; Banco Santander – Chile; Cartera Mobiliaria, S.A., SICAV; Santander Chile Holding S.A.; Banco Santander (Brasil) S.A., Bank Zachodni WBK S.A. and Santander Consumer USA Holdings Inc.

At December 31, 2017 the number of Bank shares owned by third parties and managed by Group management companies (mainly portfolio, collective investment undertaking and pension fund managers) or jointly managed was €52 million, which represented 0.32 % of the Bank’s share capital. In addition, the number of Bank shares owned by third parties and received as security was €217 million (equal to 1.35 % of the Bank’s share capital).

At December 31, 2017 the capital increases in progress at Group companies and the additional capital authorized by their shareholders at the respective general meetings were not material at Group level (See Appendix V).